Offerings - Offering: 1	Sep. 30, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share
Amount Registered | shares	16,625,000
Proposed Maximum Offering Price per Unit	0.7920
Maximum Aggregate Offering Price	$ 13,167,000.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 1,145.52
Offering Note	Shortly after the effectiveness of this registration statement, MaxsMaking Inc. (the “Registrant”) intends to effect a discontinuance under Section 184 of the BVI Business Companies Act, 2004 (as amended) and a domestication under Section 388 of the General Corporation Law of the State of Delaware, pursuant to which the Registrant’s jurisdiction of incorporation will be changed from the British Virgin Islands to the State of Delaware, United States of America. All securities being registered will be issued by the Registrant after such domestication, as the continuing entity following the domestication.

Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement also covers an indeterminate number of additional shares of Common Stock which may be offered and issued by reason of any stock dividend, stock split, recapitalization or other similar transaction.

The shares to be registered include 16,625,000 shares of common stock issuable upon the domestication in exchange for the Registrant’s outstanding A shares.

Pursuant to Rule 457(f)(2) under the Securities Act and solely for the purpose of calculating the registration fee, the proposed maximum aggregate offering price per share is based on the aggregate book value of the securities of the Registrant as of April 30, 2026 ($13,175,066) and the shares outstanding as of April 30, 2026 (16,625,000).